September 14, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:	Smith Barney Muni Funds (the "Trust")
File Nos. 002-99861; 811-04395

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Massachusetts Money Market Portfolio prospectus of the Trust did not differ from that contained in Post-Effective Amendment No. 44 filed on September 9, 1999.

Please return an electronic transmittal as evidence of receipt of this filing.

If you have any questions or comments concerning the Amendment, please call me at 212-816-6393.

Sincerely,


/s/ Gordon E. Swartz
Gordon E. Swartz, Esq.
Assistant Secretary


g:\legal\funds\sbmu\1999\secdocs\497j44lt